Common Stock, Stock Options, Restricted Stock Awards and Warrants (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025
Common Stock, Stock Options, Restricted Stock Awards and Warrants [Abstrsct]
Schedule of Fair Value of Stock Options Grants

The following assumptions were used in determining the fair value of stock option grants for the year ended September 30, 2025 and 2024:

	2025	2024
Risk-free interest rate	4.08-4.18%	4.66%
Expected dividend yield	0.00%	0.00%
Expected term	5.50-6.50 years	6.50 years
Expected volatility	85%	87%

Schedule of Stock Option Activity

A summary of option activity under the stock plans is presented below:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at September 30, 2025	18,100,000	$1.83	8.21 years	$5,386,000
Granted	-	-
Forfeited	-	-
Outstanding at December 31, 2025	18,100,000	$1.83	7.76 years	$-
Exercisable at December 31, 2025	11,316,667	$1.90	7.53 years	$-

A summary of option activity under the plan is presented below:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at September 30, 2024	12,750,000	$2.15	8.78 years	$-
Granted	5,750,000	1.07
Forfeited	(400,000)	1.75
Outstanding at September 30, 2025	18,100,000	$1.83	8.21 years	$5,386,000
Exercisable at September 30, 2025	9,781,250	$2.02	7.94 years	$1,136,500

Schedule of Warrants Outstanding	The following table summarizes the warrants outstanding at December 31, 2025:
	Exercise price	Number	Expiration Dates
July 2025 Offering Investors	$1.32	6,818,182	July 17, 2030
July 2025 Offering Agent	$1.65	272,727	July 17, 2030
July 2025 Prior Offering Agent	$1.65	477,273	July 17, 2030
September 2025 Offering Investors	$1.84	5,142,858	March 10, 2031
September 2025 Offering Agent	$1.92	205,714	March 10, 2031
September 2025 Prior Offering Agent	$2.1875	360,000	March 10, 2031
December 2025 Offering Investors	$0.0001	15,229,358	None
December 2025 Offering Investors	$1.09	16,513,762	February 28, 2031
December 2025 Placement Offering Agent	$1.3625	1,155,963	December 8, 2030
December 2025 Prior Offering Agent	$1.199	660,550	December 8, 2030
		46,836,387
The following table summarizes the warrants outstanding at September 30, 2025:
	Exercise price	Number	Expiration Dates
July 2025 Offering Investors	$1.32	6,818,182	July 17, 2030
July 2025 Offering Agent	$1.65	272,727	July 17, 2030
July 2025 Prior Offering Agent	$1.65	477,273	July 17, 2030
September 2025 Offering Investors	$1.84	5,142,858	March 10, 2031
September 2025 Offering Agent	$1.92	205,714	March 10, 2031
September 2025 Prior Offering Agent	$2.1875	360,000	March 10, 2031
		13,276,754

Schedule of Common Stock Reserved for Future Issuances

A summary of common stock reserved for future issuances by the Company as of December 31, 2025 is as follows:

Stock plan options outstanding	18,100,000
Restricted stock awards	11,600,000
Stock plan shares available for future grants	15,300,000
Warrants outstanding	46,836,387
Total	91,836,387

A summary of common stock reserved for future issuances by the Company as of September 30, 2025 is as follows:

Stock plan options outstanding	18,100,000
Restricted stock awards	11,600,000
Stock plan shares available for future grants	300,000
Warrants outstanding	13,276,754
Total	43,276,754